Capital commitments (Details) - USD ($)		12 Months Ended
	May 21, 2021	Jun. 30, 2026	Jan. 31, 2025	Nov. 01, 2021	Jun. 17, 2021	May 20, 2021
Pilot Mountain
Capital commitments
Ownership interest held, percentage		100.00%
Commitment for annual vehicle management costs and claim related fees		$ 80,000
Pilot Mountain | Nevada Select Royalty
Capital commitments
Percentage of royalty held				2.00%
Annual non-refundable prepayments receivable				$ 40,000
Garfield
Capital commitments
Ownership interest held, percentage		100.00%
Commitment for annual vehicle management costs and claim related fees		$ 45,000
Garfield | Sunrise Resources Group
Capital commitments
Percentage of royalty that may be repurchased					1.00%
Royalty buy-back price					$ 1,000,000
Garfield | Sunrise Resources Group
Capital commitments
Percentage of royalty held					2.00%
Pilot Mountain North
Capital commitments
Ownership interest held, percentage		100.00%
Stonewall
Capital commitments
Ownership interest held, percentage		100.00%
Commitment for annual vehicle management costs and claim related fees		$ 4,000
Stonewall | Sunrise Resources Group
Capital commitments
Percentage of royalty that may be repurchased					1.00%
Royalty buy-back price					$ 1,000,000
Stonewall | Sunrise Resources Group
Capital commitments
Percentage of royalty held					2.00%
Kibby Basin
Capital commitments
Ownership interest held, percentage		100.00%
White Elephant
Capital commitments
Ownership interest held, percentage		100.00%
Cinch
Capital commitments
Ownership interest held, percentage		100.00%
Tempiute
Capital commitments
Maximum earn-in option, percentage		100.00%	100.00%
Commitment for annual vehicle management costs and claim related fees		$ 60,000
Tempiute | Owner of Tempiute
Capital commitments
Semi-annual payment commitment			$ 25,000
Advance royalty payment on fifth and each succeeding anniversary until commencement of commercial production			$ 25,000
Golconda Summit
Capital commitments
Maximum earn-in option, percentage	100.00%	100.00%
Annual lease payments	$ 50,000
Amount of option to purchase leased claims, before deduction of annual payments made	335,000
Commitment for annual vehicle management costs and claim related fees		$ 10,000
Golconda Summit | Eureka Resources
Capital commitments
Liabilities assumed	$ 275,000
Percentage of royalty that may be repurchased	1.00%
Period for buy-back of royalty after commencement of production	1 year
Royalty buy-back price	$ 1,000,000
Golconda Summit | GR Silver Mining | Eureka Resources
Capital commitments
Percentage of interest to be acquired						100.00%
Golconda Summit | Eureka Resources
Capital commitments
Percentage of royalty held	1.00%
Kibby Basin, Pilot North, White Elephant and Cinch Projects
Capital commitments
Yearly maintenance claim fees paid		$ 35,000